Segment Information - Schedule Of Interest Income In Share Of Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenue from External Customer [Line Items]
Investment Income, Interest	¥ 510,964	$ 70,002	¥ 436,253	¥ 368,879
Income (Loss) from Equity Method Investments	59,216	$ 8,113	(70,643)	11,073
Momo Inc [Member]
Revenue from External Customer [Line Items]
Investment Income, Interest	510,162		435,451	368,051
Income (Loss) from Equity Method Investments	59,216		(70,643)	11,073
Depreciation and amortization expenses	42,706		55,278	85,391
Tantan Limited [Member]
Revenue from External Customer [Line Items]
Investment Income, Interest	789		713	544
Income (Loss) from Equity Method Investments	0		0	0
Depreciation and amortization expenses	16,005		24,194	26,550
Qool Inc [Member]
Revenue from External Customer [Line Items]
Investment Income, Interest	13		89	284
Income (Loss) from Equity Method Investments	0		0	0
Depreciation and amortization expenses	22		136	190
Consolidated Entities [Member]
Revenue from External Customer [Line Items]
Investment Income, Interest	510,964		436,253	368,879
Income (Loss) from Equity Method Investments	59,216		(70,643)	11,073
Depreciation and amortization expenses	¥ 58,733		¥ 79,608	¥ 112,131